NOTE 5 - LOANS PAYABLE - Schedule of Loans Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 201,025	$ 442,151	$ 1,622,669
Debt Instrument, Unamortized Discount		7,406	19,221
Long-Term Debt	201,025	434,745	1,603,448
Long-Term Debt, Current Maturities	96,185	315,450	1,332,612
Long-Term Debt, Excluding Current Maturities	104,840	119,295	270,836
Bridge Loan [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross		$ 222,222
Debt Instrument, Payment Terms	Note was issued on November 1, 2020 and due on January 30, 2022	Note was issued on November 1, 2021 and due on January 30, 2022
Debt Instrument, Interest Rate, Stated Percentage	18.00%	18.00%
Martus [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 96,185	$ 100,634	108,609
Debt Instrument, Payment Terms	Note was issued on October 23, 2018 and due on January 3, 2023	Note was issued on October 23, 2018 and due on January 3, 2022
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%
Swisspeers Ag [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross		$ 9,605	49,187
Debt Instrument, Payment Terms	Note was issued on April 8, 2019 and due on October 4, 2022	Note was issued on April 8, 2019 and due on October 4, 2022
Debt Instrument, Interest Rate, Stated Percentage	7.00%	7.00%
Darlene Covi 19 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 104,840	$ 109,690	$ 113,040
Debt Instrument, Payment Terms	Note was issued on April 1, 2020 and due on March 31, 2025	Note was issued on April 1, 2020 and due on March 31, 2025
Debt Instrument, Interest Rate, Stated Percentage	0.00%	0.00%
Loans Payable One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount		$ 7,406